Revenue from Contract with Customers (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Information about our revenue by business line is as follows:

	Year Ended December 31,
	2023	2022	2021
Revenue by business line
Asset Monitoring	$4,505	$4,390	389
Constellation as a Service ("CaaS")	1,648	1,622	3,858
Space Systems	3,921	—	—
Total revenue	$10,074	$6,012	$4,247
Information about our revenue by geography is as follows:

	Year Ended December 31,
	2023	2022	2021
Revenue by geography (1)
North America	$3,475	$3,647	$204
Europe	2,113	1,629	4
Asia Pacific	4,422	619	4,000
South America	64	117	39
Total revenue	$10,074	$6,012	$4,247
(1)Revenue by geography is based on the geographical location of the customer.

Schedule of Contract with Customer, Contract Asset, Contract Liability, and Receivable
Our contract liabilities consist of payments received from customers, or such consideration contractually due, in advance of providing the relevant satellite imagery or related service. Amounts included in Contract liabilities are as follows:

	December 31,
	2023	2022
Non-current	$1,000	$1,000
Current	3,728	1,941
Total	$4,728	$2,941

Schedule of Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction	The following table represents the total transaction price for the remaining performance obligations as of December 31, 2023 related to non-cancellable contracts longer than 12 months in duration that is expected to be recognized over future periods.

	Within 1 Year	Years 1-2	Years 2-3	Thereafter
Remaining performance obligations	$12,008	$7,098	$4,250	$—